Offerings	Feb. 18, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share, reserved for issuance pursuant to the 2021 Omnibus Incentive Plan
Amount Registered | shares	44,224,572
Proposed Maximum Offering Price per Unit	54.64
Maximum Aggregate Offering Price	$ 2,416,430,614.08
Fee Rate	0.01531%
Amount of Registration Fee	$ 369,955.53
Offering Note
(1)
Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “
Securities Act
”), this registration statement on Form
S-8
(this “
Registration Statement
”) covers any additional shares of Class A common stock, par value $0.0001 per share (“
Class
 A common stock
”), of Robinhood Markets, Inc. (the “
Registrant
”) that become issuable under the Registrant’s 2021 Omnibus Incentive Plan (the “
2021 Plan
”) and the Registrant’s 2021 Employee Share Purchase Plan (the “
2021 ESPP
”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration which results in an increase in the number of the outstanding shares of Class A common stock.

(2)
Estimated in accordance with Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $54.64 per share, which is the average of the high ($55.99) and low ($53.28) prices of Class A common stock, as reported on the NASDAQ, on February 11, 2025 (which is within five business days prior to the date of filing of this Registration Statement).

(4)	Represents shares of Class A common stock reserved for issuance under the 2021 Plan as a result of the automatic annual share reserve increase provided for in the 2021 Plan.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share, reserved for issuance pursuant to the 2021 Employee Share Purchase Plan
Amount Registered | shares	8,844,914
Proposed Maximum Offering Price per Unit	46.45
Maximum Aggregate Offering Price	$ 410,846,255.3
Fee Rate	0.01531%
Amount of Registration Fee	$ 62,900.56
Offering Note
(1)
Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “
Securities Act
”), this registration statement on Form
S-8
(this “
Registration Statement
”) covers any additional shares of Class A common stock, par value $0.0001 per share (“
Class
 A common stock
”), of Robinhood Markets, Inc. (the “
Registrant
”) that become issuable under the Registrant’s 2021 Omnibus Incentive Plan (the “
2021 Plan
”) and the Registrant’s 2021 Employee Share Purchase Plan (the “
2021 ESPP
”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration which results in an increase in the number of the outstanding shares of Class A common stock.

(3)
Estimated in accordance with Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of 85% of $54.64 per share, which as noted above is the average of the high and low prices of Class A common stock, as reported on the NASDAQ, on February 11, 2025 (which is within five business days prior to the date of filing of this Registration Statement). Pursuant to the 2021 ESPP, the purchase price of the shares of Class A common stock reserved for issuance thereunder will be 85% of the lower of the fair market value of Class A common stock on the first date of an offering or the date of purchase.

(5)	Represents shares of Class A common stock reserved for issuance pursuant to the 2021 ESPP as a result of the automatic annual share reserve increase provided for in the 2021 ESPP.